Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)

Communication Services (0.8%)
Advantage Solutions, Inc. *	347,714	549
Boston Omaha Corp. *	97,994	2,320
The New York Times Co. - Class A	40,700	1,582

Total		4,451

Consumer Discretionary (10.2%)
Academy Sports & Outdoors, Inc.	41,700	2,721
Asbury Automotive Group, Inc. *	16,000	3,360
BJ’s Restaurants, Inc. *	72,220	2,104
Cavco Industries, Inc. *	4,981	1,583
The Children’s Place, Inc. *	28,400	1,143
Dorman Products, Inc. *	38,485	3,320
Farfetch, Ltd. *	212,900	1,045
Floor & Decor Holdings, Inc. *	13,200	1,297
Hibbett, Inc.	26,354	1,554
LCI Industries	24,793	2,724
Marriott Vacations Worldwide Corp.	24,207	3,265
Meritage Homes Corp.	40,088	4,681
Monro, Inc.	74,418	3,678
Papa John’s International, Inc.	54,852	4,110
Peloton Interactive, Inc. *	70,600	801
Petco Health & Wellness Co., Inc. *	176,783	1,591
Pool Corp.	3,409	1,167
Steven Madden, Ltd.	114,849	4,135
Strategic Education, Inc.	79,338	7,127
Visteon Corp. *	19,067	2,990

Total		54,396

Consumer Staples (2.9%)
Coca-Cola Consolidated, Inc.	8,043	4,304
Nomad Foods, Ltd. *	271,646	5,090
Post Holdings, Inc. *	31,499	2,831
The Simply Good Foods Co. *	69,398	2,760
Sprouts Farmers Market, Inc. *	15,500	543

Total		15,528

Energy (6.1%)
Cactus, Inc.	110,958	4,575
ChampionX Corp.	223,633	6,067
Enerflex, Ltd.	383,300	2,284

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Frank’s International NV *	110,200	2,023
International Seaways, Inc.	22,972	958
Liberty Energy, Inc.	219,992	2,818
Magnolia Oil & Gas Corp.	265,623	5,812
Matador Resources Co.	150,346	7,164
Range Resources Corp.	34,300	908

Total		32,609

Financials (25.1%)
BankUnited, Inc.	187,290	4,229
BRP Group, Inc. *	150,756	3,838
Columbia Banking System, Inc.	195,149	4,180
CrossFirst Bankshares, Inc. *	176,254	1,847
Eastern Bankshares, Inc.	280,902	3,545
FB Financial Corp.	133,687	4,155
Green Dot Corp. - Class A *	138,755	2,384
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	141,033	4,034
HarborOne Bancorp, Inc.	196,042	2,392
Hercules Capital, Inc.	109,248	1,408
Home BancShares, Inc.	275,516	5,981
Houlihan Lokey, Inc.	56,708	4,961
Independent Bank Corp.	27,598	1,811
James River Group Holdings, Ltd.	134,353	2,774
Live Oak Bancshares, Inc.	135,403	3,300
National Bank Holding Corp. - Class A	132,817	4,444
NerdWallet, Inc. *	88,619	1,434
Origin Bancorp, Inc.	88,891	2,858
Palomar Holdings, Inc. *	47,213	2,606
Payoneer Global, Inc. *	308,900	1,940
PennyMac Financial Services, Inc.	105,308	6,277
PennyMac Mortgage Investment Trust	209,976	2,589
Pinnacle Financial Partners, Inc.	106,308	5,864
Popular, Inc.	84,896	4,874

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
PRA Group, Inc. *	47,038	1,833
ProAssurance Corp.	106,968	1,977
PROG Holdings, Inc. *	83,717	1,992
Radian Group, Inc.	240,634	5,318
Ryan Specialty Group Holdings, Inc. *	74,615	3,002
Sandy Spring Bancorp, Inc.	58,200	1,512
Skyward Specialty Insurance Group, Inc. *	36,919	807
South State Corp.	75,200	5,359
Southern First Bancshares, Inc. *	63,265	1,942
StepStone Group, Inc.	42,850	1,040
Texas Capital Bancshares, Inc. *	72,500	3,550
Towne Bank	147,318	3,926
Veritex Holdings, Inc.	83,197	1,519
Virtus Investment Partners, Inc.	19,554	3,723
Voya Financial, Inc.	12,200	872
Walker & Dunlop, Inc.	42,663	3,250
Webster Financial Corp.	63,256	2,494
Western Alliance Bancorp	46,976	1,669
WSFS Financial Corp.	108,228	4,070

Total		133,580

Health Care (11.0%)
Agiliti, Inc. *	146,101	2,335
Alignment Healthcare, Inc. *	178,800	1,137
Apellis Pharmaceuticals, Inc. *	36,024	2,376
Ascendis Pharma A/S *	21,200	2,273
Atrion Corp.	4,717	2,962
Avanos Medical, Inc. *	45,900	1,365
Blueprint Medicines Corp. *	35,450	1,595
CRISPR Therapeutics AG *	24,100	1,090
Embecta Corp.	92,810	2,610
Ensign Group, Inc.	39,132	3,739
FIGS, Inc. *	279,787	1,732
Icosavax, Inc. *	94,853	550
Insmed, Inc. *	132,492	2,259
Ionis Pharmaceuticals, Inc. *	58,800	2,102
Karuna Therapeutics, Inc. *	14,305	2,598
Kymera Therapeutics, Inc. *	61,938	1,835

Small Cap Value Portfolio

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Lantheus Holdings, Inc. *	23,900	1,973
MacroGenics, Inc. *	124,000	889
MultiPlan Corp. *	890,822	944
Nkarta, Inc. *	111,412	396
Option Care Health, Inc. *	60,050	1,908
The Pennant Group, Inc. *	83,004	1,185
Phreesia, Inc. *	107,008	3,455
QuidelOrtho Corp. *	45,370	4,042
Select Medical Holdings Corp.	243,874	6,304
Structure Therapeutics, Inc., ADR *	8,457	201
Syndax Pharmaceuticals, Inc. *	54,215	1,145
Verve Therapeutics, Inc. *	33,100	477
Xencor, Inc. *	81,696	2,279
Zentalis Pharmaceuticals, Inc. *	46,309	797

Total		58,553

Industrials (14.2%)
Alamo Group, Inc.	15,635	2,879
Allegiant Travel Co. *	32,390	2,979
Aris Water Solutions, Inc.	136,687	1,065
Beacon Roofing Supply, Inc. *	74,459	4,382
Brady Corp. - Class A	71,504	3,842
CIRCOR International, Inc. *	67,120	2,089
Conduent, Inc. *	309,679	1,062
Enerpac Tool Group Corp.	23,330	595
ESAB Corp.	47,268	2,792
ESCO Technologies, Inc.	45,664	4,359
FTI Consulting, Inc. *	12,157	2,399
Helios Technologies, Inc.	70,485	4,610
Herc Holdings, Inc.	13,100	1,492
JELD-WEN Holding, Inc. *	87,516	1,108
Landstar System, Inc.	28,201	5,055
McGrath RentCorp	37,371	3,487
MSA Safety, Inc.	17,080	2,280
Parsons Corp. *	57,441	2,570
RBC Bearings, Inc. *	12,909	3,004
The Shyft Group, Inc.	55,200	1,256
SPX Technologies, Inc. *	60,136	4,244
Triumph Group, Inc. *	326,230	3,781
UFP Industries, Inc.	102,803	8,170
UniFirst Corp.	8,300	1,463
Valmont Industries, Inc.	9,467	3,023

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Zurn Water Solutions Corp.	77,622	1,658

Total		75,644

Information Technology (6.3%)
Belden, Inc.	59,819	5,190
DoubleVerify Holdings, Inc. *	65,100	1,963
Entegris, Inc.	10,949	898
Knowles Corp. *	102,749	1,747
Lattice Semiconductor Corp. *	24,500	2,340
Littelfuse, Inc.	24,962	6,692
MACOM Technology Solutions Holdings, Inc. *	8,700	616
MaxLinear, Inc. - Class A *	26,776	943
Mirion Technologies, Inc. *	177,707	1,518
nCino, Inc. *	59,716	1,480
Onto Innovation, Inc. *	23,793	2,091
Paycor HCM, Inc. *	106,708	2,830
Vontier Corp.	150,400	4,112
Workiva, Inc. *	13,969	1,430

Total		33,850

Materials (5.1%)
Carpenter Technology Corp.	49,836	2,231
Clearwater Paper Corp. *	82,143	2,745
Constellium SE *	256,357	3,917
Element Solutions, Inc.	192,057	3,709
Myers Industries, Inc.	118,291	2,535
Orion Engineered Carbons SA	125,117	3,264
Quaker Chemical Corp.	18,512	3,664
Reliance Steel & Aluminum Co.	19,134	4,913

Total		26,978

Real Estate (10.2%)
Apple Hospitality REIT, Inc.	332,895	5,167
CubeSmart LP	83,400	3,855
EastGroup Properties, Inc.	28,079	4,642
Essential Properties Realty Trust, Inc.	129,115	3,208
FirstService Corp.	21,857	3,082
Independence Realty Trust, Inc.	83,200	1,334
iStar, Inc.	84,942	2,495
JBG SMITH Properties	208,255	3,136
NETSTREIT Corp.	52,600	961
NexPoint Residential Trust, Inc.	29,800	1,301
Opendoor Technologies, Inc. *	398,800	702

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
PotlatchDeltic Corp.	86,207	4,267
Saul Centers, Inc.	93,591	3,650
The St. Joe Co.	122,721	5,106
Terreno Realty Corp.	101,560	6,561
Tricon Residential, Inc.	397,294	3,079
Washington Real Estate Investment Trust	90,082	1,609

Total		54,155

Utilities (5.6%)
California Water Service Group	62,236	3,622
Chesapeake Utilities Corp.	20,940	2,680
IDACORP, Inc.	82,510	8,938
MGE Energy, Inc.	96,099	7,464
NorthWestern Corp.	64,730	3,745
ONE Gas, Inc.	43,300	3,431

Total		29,880

Total Common Stocks (Cost: $446,600)		519,624

Warrants (0.0%)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	2

Total		2

Total Warrants (Cost: $25)		2

Total Investments (97.5%) (Cost: $446,625)@		519,626

Other Assets, Less Liabilities (2.5%)		13,475

Net Assets (100.0%)		533,101

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $446,625 and the net unrealized appreciation of investments based on that cost was $73,001 which is comprised of $128,286 aggregate gross unrealized appreciation and $55,285 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$519,624	$—	$—
Warrants	—	2	—

Total Assets:	$519,624	$2	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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